FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash	$ 399,375	$ 153,147	$ 1,433,838	$ 2,712,446
Accounts receivable	632,568	1,091,304
Accounts payable and accrued liabilities	(628,002)	(2,138,658)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	8,607	32,456
Accounts receivable	7,320	70,075
Accounts payable and accrued liabilities	(72,945)	(278,780)
Net monetary assets (liabilities)	$ (57,018)	$ (176,249)